Prepaid Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of prepaid expenses
Consulting and Professional Fees	$ 14,387	$ 45,375
Rent and Other		6,600
Total Prepaid Expenses	$ 14,387	$ 51,975